Investments	12 Months Ended
Dec. 31, 2011
Investments
3.	INVESTMENTS

Fixed Maturities and Equity Securities

The following tables provide information relating to fixed maturities and equity securities (excluding investments classified as trading) as of the dates indicated:

	December 31, 2011
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	Other-than- temporary impairments in AOCI (3)
	(in thousands)
Fixed maturities, available-for-sale
U.S. Treasury securities and obligations of U.S. government authorities and agencies	$85,196	$839	$-	$86,035	$-
Obligations of U.S. states and their political subdivisions	90,807	9,268	-	100,075	-
Foreign government bonds	120,361	14,449	-	134,810	-
Corporate securities	3,526,879	365,170	4,336	3,887,713	(236)
Asset-backed securities (1)	172,390	9,798	4,804	177,384	(3,906)
Commercial mortgage-backed securities	463,576	28,189	8	491,757	-
Residential mortgage-backed securities (2)	379,486	16,562	55	395,993	(55)

Total fixed maturities, available-for-sale	$4,838,695	$444,275	$9,203	$5,273,767	$(4,197)

Equity securities, available-for-sale
Common Stocks
Industrial, miscellaneous & other	2,510	561	-	3,071	-

Total equity securities, available-for-sale	$2,510	$561	$-	$3,071	$-

(1)	Includes credit tranched securities collateralized by sub-prime mortgages, credit cards, education loans, and other asset types.
(2)	Includes publicly traded agency pass-through securities and collateralized mortgage obligations.
(3)

Represents the amount of other-than-temporary impairment losses in “Accumulated other comprehensive income (loss),” or “AOCI,” which were not included in earnings. Amount excludes $2.4 million of net unrealized gains on impaired securities relating to changes in the value of such securities subsequent to the impairment measurement date.

	December 31, 2010
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	Other-than- temporary impairments in AOCI (3)
	(in thousands)
Fixed maturities, available-for-sale
U.S. Treasury securities and obligations of U.S. government authorities and agencies	$187,394	$5,911	$-	$193,305	$-
Obligations of U.S. states and their political Subdivisions	69,567	7,949	-	77,516	-
Foreign government bonds	122,152	14,361	-	136,513	-
Corporate securities	3,554,569	396,747	366	3,950,950	(235)
Asset-backed securities (1)	207,373	14,387	7,790	213,970	(12,200)
Commercial mortgage-backed securities	455,972	34,597	-	490,569	-
Residential mortgage-backed securities (2)	367,237	26,161	-	393,398	(76)

Total fixed maturities, available-for-sale	$4,964,264	$500,113	$8,156	$5,456,221	$(12,511)

Equity securities, available-for-sale
Common Stocks
Industrial, miscellaneous & other	5,000	542	-	5,542	-
Non-redeemable preferred stocks (4)	8,524	2,544	-	11,068	-
Perpetual preferred stocks (5)	960	64	47	977	-

Total equity securities, available-for-sale	$14,484	$3,150	$47	$17,587	$-

(1)	Includes credit tranched securities collateralized by sub-prime mortgages, auto loans, credit cards, education loans, and other asset types.
(2)	Includes publicly traded agency pass-through securities and collateralized mortgage obligations.
(3)

Represents the amount of other-than-temporary impairment losses in “Accumulated other comprehensive income (loss),” or “AOCI,” which were not included in earnings. Amount excludes $6.0 million of net unrealized gains on impaired securities relating to changes in the value of such securities subsequent to the impairment measurement date.

(4)	$4.5 million of non-redeemable preferred stocks were sold in 2011. The remainder of the holdings deemed non-redeemable at year end were reclassified as redeemable and moved to fixed maturities.
(5)	Perpetual preferred stocks at year end were deemed Other Trading Account Assets in 2011.

The amortized cost and fair value of fixed maturities by contractual maturities at December 31, 2011 are as follows:

	Available-for-Sale
	Amortized Cost	Fair Value
	(in thousands)
Due in one year or less	$463,181	$475,192
Due after one year through five years	1,965,266	2,126,007
Due after five years through ten years	853,223	958,035
Due after ten years	541,573	649,399
Asset-backed securities	172,390	177,384
Commercial mortgage-backed securities	463,576	491,757
Residential mortgage-backed securities	379,486	395,993

Total	$4,838,695	$5,273,767

Actual maturities may differ from contractual maturities because issuers may have the right to call or prepay obligations. Asset-backed, commercial mortgage-backed, and residential mortgage-backed securities are shown separately in the table above, as they are not due at a single maturity date.

The following table depicts the sources of fixed maturity proceeds and related gross investment gains (losses), as well as losses on impairments of both fixed maturities and equity securities:

	2011	2010	2009
	(in thousands)
Fixed maturities, available for sale
Proceeds from sales	$1,121,792	$1,422,218	$6,471,090
Proceeds from maturities/repayments	545,155	497,378	710,653
Gross investment gains from sales, prepayments, and maturities	75,580	131,492	231,977
Gross investment losses from sales and maturities	(223)	(1,801)	(1,731)

Fixed maturity and equity security impairments
Net writedowns for other-than-temporary impairment losses on fixed maturities recognized in earnings (1)	$(962)	$(3,004)	$(11,607)
Writedowns for impairments on equity securities	-	-	(1,936)

(1)

Excludes the portion of other-than-temporary impairments recorded in “Other comprehensive income (loss),” representing any difference between the fair value of the impaired debt security and the net present value of its projected future cash flows at the time of impairment.

As discussed in Note 2, a portion of certain OTTI losses on fixed maturity securities are recognized in OCI. For these securities the net amount recognized in earnings (“credit loss impairments”) represents the difference between the amortized cost of the security and the net present value of its projected future cash flows discounted at the effective interest rate implicit in the debt security prior to impairment. Any remaining difference between the fair value and amortized cost is recognized in OCI. The following tables set forth the amount of pretax credit loss impairments on fixed maturity securities held by the Company as of the dates indicated, for which a portion of the OTTI loss was recognized in OCI, and the corresponding changes in such amounts.

	Year Ended December 31,	Year Ended December 31,
	2011	2010
	(in thousands)
Balance, beginning of period	$14,148	$13,038
Credit loss impairments previously recognized on securities which matured, paid down, prepaid or were sold during the period	(11,446)	(1,027)
Credit loss impairments previously recognized on securities impaired to fair value during the period	-	-
Credit loss impairment recognized in the current period on securities not previously impaired	-	-
Additional credit loss impairments recognized in the current period on securities previously impaired	961	2,029
Increases due to the passage of time on previously recorded credit losses	340	609
Accretion of credit loss impairments previously recognized due to an increase in cash flows expected to be collected	(461)	(501)

Balance, end of period	$3,542	$14,148

Trading Account Assets

The following table sets forth the composition of the Company’s “Trading account assets” as of the dates indicated:

	December 31, 2011		December 31, 2010
	Amortized Cost	Fair Value	Amortized Cost	Fair Value
	(in thousands)
Fixed maturities:
Asset-backed securities	$30,800	$31,571	$66,205	$70,831
Equity securities	6,664	7,007	8,132	8,774

Total trading account assets	$37,464	$38,578	$74,337	$79,605

The net change in unrealized gains and losses from trading account assets still held at period end, recorded within “Asset administration fees and other income” was $(4.1) million, $1.6 million and $10.1 million during the years ended December 31, 2011, 2010 and 2009, respectively.

Commercial Mortgage and Other Loans

The Company’s commercial mortgage and other loans are comprised as follows, as of the dates indicated:

	December 31, 2011		December 31, 2010
	Amount	% of Total	Amount	% of Total
Commercial mortgage and other loans by property type:	(in thousands)		(in thousands)
Office buildings	$60,220	13.3%	$49,248	11.3%
Retail	68,369	15.1%	62,078	14.3%
Apartments/Multi-Family	114,900	25.5%	124,709	28.7%
Industrial buildings	144,513	32.1%	142,003	32.7%
Hospitality	9,289	2.1%	8,524	2.0%

Total commercial mortgage loans	397,291	88.1%	386,562	89.0%
Agricultural property loans	48,964	10.9%	47,850	11.0%
Other	4,605	1.0%	-	0.0%

Total commercial mortgage and other loans	450,860	100.0%	434,412	100.0%
Valuation allowance	(1,501)		(2,980)
Total net commercial mortgage and other loans by property type	$449,359		$431,432

The commercial mortgage and agricultural property loans are geographically dispersed throughout the United States, Canada and Asia with the largest concentrations in California (24%), New York (17%) and Ohio (11%) at December 31, 2011.

Activity in the allowance for losses for all commercial mortgage and other loans, as of the dates indicated, is as follows:

	December 31, 2011	December 31, 2010	December 31, 2009
Allowance for losses, beginning of year	$2,980	$2,897	$218
(Release of) addition to allowance for losses	(1,479)	83	2,679

Total Ending Balance (1)	$1,501	$2,980	$2,897

(1)	Agricultural loans represent $0.2 million, $0.2 million and $0.0 million of the ending allowance at December 31, 2011, 2010 and 2009, respectively.

The following tables set forth the allowance for credit losses and the recorded investment in commercial mortgage and other loans as of dates indicated:

	December 31, 2011 Total Loans	December 31, 2010 Total Loans
	(in thousands)
Allowance for Credit Losses:
Ending Balance: individually evaluated for impairment (1)	$-	$416
Ending Balance: collectively evaluated for impairment (2)	1,501	2,564

Total ending balance	$1,501	$2,980

Recorded Investment: (3)
Ending Balance: individually evaluated for impairment (1)	$-	$3,782
Ending Balance: collectively evaluated for impairment (2)	450,860	430,630

Total ending balance, gross of reserves	$450,860	$434,412

(1)	There were no agricultural loans individually evaluated for impairments at December 31, 2011, 2010 and 2009, respectively.
(2)

Agricultural loans collectively evaluated for impairment had a recorded investment of $49.0 million and $48.0 million at December 31, 2011 and December 31, 2010, respectively and related allowance of $0.2 million for both periods.

(3)	Recorded investment reflects the balance sheet carrying value gross of related allowance.

Impaired loans include those loans for which it is probable that amounts due according to the contractual terms of the loan agreement will not all be collected. As shown in the table above, at December 31, 2011, there were no impaired commercial mortgage and other loans identified in management’s specific review of probable loan losses and related allowance. As of December 31, 2010 impaired loans identified in management’s specific review had a recorded investment of $3.8 million and related allowance of $0.4 million, all of which related to the hospitality property type. The average recorded investment in impaired loans with an allowance recorded, before the allowance for losses, was $3.0 million and $3.8 million at December 31, 2011 and December 31, 2010.

As of December 31, 2011 and 2010 net investment income recognized on these loans totaled $0 million and $0.3 million. See Note 2 for information regarding the Company’s accounting policies for non-performing loans.

Impaired commercial mortgage and other loans with no allowance for losses are loans in which the fair value of the collateral or the net present value of the loans’ expected future cash flows equals or exceeds the recorded investment. The Company had no such loans at December 31, 2011 or December 31, 2010. See Note 2 for information regarding the Company’s accounting policies for non-performing loans.

As described in Note 2, loan-to-value and debt service coverage ratios are measures commonly used to assess the quality of commercial mortgage and other loans. As of December 31, 2011 and December 31, 2010, 85% or $384 million and 83% or $361 million of the recorded investment, respectively, had a loan-to-value ratio of less than 80%. As of December 31, 2011 and December 31, 2010, 96% and 74% of the recorded investment, respectively, had a debt service coverage ratio of 1.0X or greater. As of December 31, 2011, approximately $19 million or 4% of the recorded investment had a loan-to-value ratio greater than 100% or debt service coverage ratio less than 1.0X; none of which related to agricultural loans. As of December 31, 2010, approximately $113 million or 26% of the recorded investment had a loan-to-value ratio greater than 100% or debt service coverage ratio less than 1.0X; none of which related to agricultural loans.

All commercial mortgage and other loans were in current status including $3.1 million and $3.8 million of hospitality loans and $0 million and $5.0 million of office loans in non-accrual status at December 31, 2011 and 2010, respectively. See Note 2 for further discussion regarding nonaccrual status loans.

For the year ended December 31, 2011, the Company sold commercial mortgage loans to an affiliated company. See Note 13 for further discussion regarding related party transactions. There were no commercial mortgage and other loans sold or acquired in December 31, 2010.

Commercial mortgage and other loans are occasionally restructured in a troubled debt restructuring. These restructurings generally include one or more of the following: full or partial payoffs outside of the original contract terms: changes to interest rates; extensions of maturity; or additions or modifications to covenants. Additionally, the Company may accept assets in full or partial satisfaction of the debt as part of a troubled debt restructuring. When restructurings occur, they are evaluated individually to determine whether the restructuring or modification constitutes a “troubled debt restructuring” as defined by authoritative accounting guidance. The Company’s outstanding investment related to commercial mortgage and other loans that have been restructured in a troubled debt restructuring is not material.

As of December 31, 2011 the Company has not committed to provide additional funds to borrowers that have been involved in a troubled debt restructuring.

Other Long-term Investments

“Other long-term investments” are comprised as follows at December 31:

	2011	2010
	(in thousands)
Joint ventures and limited partnerships	$39,443	$24,476
Derivatives	152,102	51,000

Total other long-term investments	$191,545	$75,476

Net Investment Income

Net investment income for the years ended December 31, was from the following sources:

	2011	2010	2009
		(in thousands)
Fixed maturities, available-for-sale	$282,108	$349,906	$476,096
Equity securities, available-for-sale	278	932	858
Trading account assets	2,023	3,378	3,634
Commercial mortgage and other loans	28,044	26,665	20,863
Policy loans	902	986	626
Short-term investments and cash equivalents	724	1,334	2,628
Other long-term investments	1,016	2,101	344

Gross investment income	315,095	385,302	505,049
Less investment expenses	(9,085)	(8,193)	(10,316)

Net investment income	$306,010	$377,109	$494,733

Realized Investment Gains (Losses), Net

Realized investment gains (losses), net, for the years ended December 31, were from the following sources:

	2011	2010	2009
		(in thousands)
Fixed maturities	$74,395	$126,687	$218,639
Equity securities	1,996	(123)	(675)
Commercial mortgage and other loans	6,866	(84)	(2,679)
Derivatives	(11,366)	9,508	(178,444)
Other	(108)	51	126

Realized investment gains, net	$71,783	$136,039	$36,967

Net Unrealized Investment Gains (Losses)

Net unrealized investment gains and losses on securities classified as “available for sale” and certain other long-term investments and other assets are included in the Statements of Financial Position as a component of “Accumulated other comprehensive income (loss).” Changes in these amounts include reclassification adjustments to exclude from OCI those items that are included as part of “Net income” for a period that had been part of OCI in earlier periods. The amounts for the periods indicated below, split between amounts related to fixed maturity securities on which an OTTI loss has been recognized, and all other net unrealized investment gains and losses, are as follows:

Net Unrealized Investment Gains and Losses on Fixed Maturity Securities on which an OTTI loss has been recognized

	Net Unrealized Gains (Losses) on Investments	Deferred Policy Acquisition Costs, Deferred Sales Inducements and Value of Business Acquired	Deferred Income Tax (Liability) Benefit	Accumulated Other Comprehensive Income (Loss) Related To Net Unrealized Investment Gains (Losses)
	(in thousands)
Balance, December 31, 2008	$-	$-	$-	$-
Cumulative impact of the retrospective adoption of new authoritative guidance on January 1, 2009	(18,191)	510	6,259	(11,422)
Cumulative impact of the retrospective adoption of new authoritative guidance on January 1, 2012	-	-	-	-
Net investment gains (losses) on investments arising during the period	7,958	-	(2,817)	5,141
Reclassification adjustment for (gains) losses included in net income	6,685	-	(2,367)	4,318
Reclassification adjustment for OTTI losses excluded from net income(1)	(4,995)	-	1,769	(3,226)
Impact of net unrealized investment (gains) losses on deferred policy acquisition costs, deferred sales inducements and value of business acquired	-	3,831	(1,356)	2,475

Balance, December 31, 2009	$(8,543)	$4,341	$1,488	$(2,714)

Net investment gains (losses) on investments arising during the period	(646)	-	229	(417)
Reclassification adjustment for (gains) losses included in net income	2,640	-	(935)	1,705
Reclassification adjustment for OTTI losses excluded from net income(1)	(11)	-	4	(7)
Impact of net unrealized investment (gains) losses on deferred policy acquisition costs, deferred sales inducements and value of business acquired	-	(1,489)	527	(962)

Balance, December 31, 2010	$(6,560)	$2,852	$1,313	$(2,395)

Net investment gains (losses) on investments arising during the period	(1,482)	-	519	(963)
Reclassification adjustment for (gains) losses included in net income	6,302	-	(2,206)	4,096
Reclassification adjustment for OTTI losses excluded from net income(1)	-	-	-	-
Impact of net unrealized investment (gains) losses on deferred policy acquisition costs, deferred sales inducements and value of business acquired	-	(2,160)	756	(1,404)

Balance, December 31, 2011	$(1,740)	$692	$382	$(666)

(1)	Represents “transfers out” related to the portion of OTTI losses recognized during the period that were not recognized in earnings for securities with no prior OTTI loss.

All Other Net Unrealized Investment Gains and Losses in AOCI

	Net Unrealized Gains/(Losses) on Investments (2)	Deferred Policy Acquisition Costs, Deferred Sales Inducements and Value of Business Acquired	Deferred Income Tax (Liability) Benefit	Accumulated Other Comprehensive Income (Loss) Related To Net Unrealized Investment Gains (Losses)
	(in thousands)
Balance, December 31, 2008	$(25,993)	$16,789	$3,258	$(5,946)
Cumulative impact of the retrospective adoption of new authoritative guidance on January 1, 2009	4,312	(109)	(1,488)	2,715
Cumulative impact of the retrospective adoption of new authoritative guidance on January 1, 2012	-	(1,755)	621	(1,134)
Net investment gains (losses) on investments arising during the period	692,928	-	(245,297)	447,631
Reclassification adjustment for (gains) losses included in net income	(224,363)	-	79,424	(144,939)
Reclassification adjustment for OTTI losses excluded from net income(1)	4,995	-	(1,768)	3,227
Impact of net unrealized investment (gains) losses on deferred policy acquisition costs, deferred sales inducements and and value of business acquired	-	(240,808)	85,314	(155,494)

Balance, December 31, 2009	$451,879	$(225,883)	$(79,936)	$146,060

Net investment gains (losses) on investments arising during the period	87,097	-	(30,485)	56,612
Reclassification adjustment for (gains) losses included in net income	(34,323)	-	12,013	(22,310)
Reclassification adjustment for OTTI losses excluded from net income(1)	11	-	(4)	7
Impact of net unrealized investment (gains) losses on deferred policy acquisition costs, deferred sales inducements and and value of business acquired	-	19,837	(6,940)	12,897

Balance, December 31, 2010	$504,664	$(206,046)	$(105,352)	$193,266

Net investment gains (losses) on investments arising during the period	19,706	-	(6,897)	12,809
Reclassification adjustment for (gains) losses included in net income	(82,693)	-	28,947	(53,746)
Reclassification adjustment for OTTI losses excluded from net income(1)	-	-	-	-
Impact of net unrealized investment (gains) losses on deferred policy acquisition costs, deferred sales inducements and and value of business acquired	-	13,927	(4,879)	9,048

Balance, December 31, 2011	$441,677	$(192,119)	$(88,181)	$161,377

(1)	Represents “transfers out” related to the portion of OTTI losses recognized during the period that were not recognized in earnings for securities with no prior OTTI loss.
(2)	Includes cash flow hedges. See Note 11 for additional information on cash flow hedges.

The table below presents net unrealized gains (losses) on investments by asset class as of the dates indicated:

	December 31, 2011	December 31, 2010	December 31, 2009
	(in thousands)
Fixed maturity securities on which an OTTI loss has been recognized	$(1,740)	$(6,560)	$(8,543)
Fixed maturity securities, available-for-sale - all other	436,812	498,517	445,470
Equity securities, available-for-sale	561	3,103	1,527
Affiliated notes	5,263	5,511	5,522
Derivatives designated as cash flow hedges (1)	(962)	(2,462)	(640)
Other long-term investments	3	(5)	-

Unrealized gains on investments and derivatives	$439,937	$498,104	$443,336

(1)	See Note 11 for more information on cash flow hedges.

Duration of Gross Unrealized Loss Positions for Fixed Maturities and Equity Securities

The following table shows the fair value and gross unrealized losses aggregated by investment category and length of time that individual fixed maturity securities and equity securities have been in a continuous unrealized loss position, as of the dates indicated:

	December 31, 2011
	Less than twelve months		Twelve months or more		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
	(in thousands)
Fixed maturities, available for sale
U.S. Treasury securities and obligations of U.S. government authorities and agencies	$-	$-	$-	$-	$-	$-
Corporate securities	129,881	4,010	1,130	326	131,011	4,336
Commercial mortgage-backed securities	7,014	8	-	-	7,014	8
Asset-backed securities	48,831	782	28,430	4,022	77,261	4,804
Residential mortgage-backed securities	484	55	-	-	484	55

Total	$186,210	$4,855	$29,560	$4,348	$215,770	$9,203

Equity securities, available for sale	$-	$-	$-	$-	$-	$-

	December 31, 2010
	Less than twelve months		Twelve months or more		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
	(in thousands)
Fixed maturities, available for sale
U.S. Treasury securities and obligations of U.S. government authorities and agencies	$-	$-	$-	$-	$-	$-
Corporate securities	50,071	366	62	-	50,133	366
Commercial mortgage-backed securities	4,992	-	-	-	4,992	-
Asset-backed securities	25,905	199	42,402	7,591	68,307	7,790
Residential mortgage-backed securities	-	-	-	-	-	-

Total	$80,968	$565	$42,464	$7,591	$123,432	$8,156

Equity securities, available for sale	$-	$-	$746	$47	$746	$47

The gross unrealized losses, related to fixed maturities at December 31, 2011 and December 31, 2010 are composed of $5.4 million and $6.1 million, respectively, related to high or highest quality securities based on NAIC or equivalent rating and $3.8 million and $2.0 million, respectively, related to other than high or highest quality securities based on NAIC or equivalent rating. At December 31, 2011, $3.4 million of the gross unrealized losses represented declines in value of greater than 20%, $0.3 million of which had been in that position for less than six months, as compared to $4.7 million at December 31, 2010 that represented declines in value of greater than 20%, $0.9 million of which had been in that position for less than six months. At December 31, 2011, the $4.3 million of gross unrealized losses of twelve months or more were concentrated in asset backed securities , $1.7 million in services and $1.1 million in manufacturing sector of the Company’s corporate securities. At December 31, 2010, the $7.6 million of gross unrealized losses of twelve months or more were concentrated in asset backed securities.

In accordance with its policy described in Note 2, the Company concluded that an adjustment to earnings for other-than-temporary impairments for these securities was not warranted at December 31, 2011 or December 31, 2010. These conclusions are based on a detailed analysis of the underlying credit and cash flows on each security. The gross unrealized losses are primarily attributable to credit spread widening and increased liquidity discounts. At December 31, 2011, the Company does not intend to sell the securities and it is not more likely than not that the Company will be required to sell the securities before the anticipated recovery of its remaining amortized cost basis.

At December 31, 2011 and December 31, 2010, there were no gross unrealized losses, related to equity securities that represented declines of greater than 20%. Perpetual preferred securities, which the Company invested in at December 31, 2010, have characteristics of both debt and equity securities. Since an impairment model similar to fixed maturity securities is applied to these securities, an other-than-temporary impairment has not been recognized on certain perpetual preferred securities that have been in a continuous unrealized loss position for twelve months or more as of December 31, 2010. In accordance with its policy described in Note 2, the Company concluded that an adjustment for other-than-temporary impairments for these equity securities was not warranted at December 31, 2010. At December 31, 2011, the Company no longer holds these investments.

Securities Pledged and Special Deposits

The Company pledges as collateral investment securities it owns to unaffiliated parties through certain transactions, including securities lending, securities sold under agreements to repurchase and future contracts. At December 31, the carrying value of investments pledged to third parties as reported in the Statements of Financial Position included the following:

	2011	2010
	(in thousands)
Fixed maturity securities, available for sale – all other	$121,631	$84,248
Other trading account assets	-	-

Total securities pledged	$121,631	$84,248

The carrying amount of the associated liabilities supported by the pledged collateral was $125.9 million and $87.2 million at December 31, 2011 and December 31, 2010, respectively, which was “Cash collateral for loaned securities”.

Fixed maturities of $5.0 million at December 31, 2011 and 2010, respectively, were on deposit with governmental authorities or trustees as required by certain insurance laws.